Deferred revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contract with Customer, Liability [Line Items]
Deferred revenue, current	$ 60,910	$ 67,230
Deferred revenue, non-current	6,422	3,132
Live streaming
Contract with Customer, Liability [Line Items]
Deferred revenue, current	58,425	63,450
Deferred revenue, non-current	5,931	2,529
Others [Member]
Contract with Customer, Liability [Line Items]
Deferred revenue, current	2,485	3,780
Deferred revenue, non-current	$ 491	$ 603